UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-5584

                          Centennial New York Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003

                                                                               Principal          Value
                                                                                  Amount     See Note 1
---------------------------------------------------------------------------------------------------------
  Short-Term Tax-Exempt Obligations--99.2%
---------------------------------------------------------------------------------------------------------
  New York--96.2%
  Erie Cnty., NY GOUN, Series A, FGIC Insured, 6%, 2/1/04                     $1,100,000    $ 1,131,590
---------------------------------------------------------------------------------------------------------
  Hempstead, NY IDA RRB, Trigen-Nassau Energy, 1.10% 1                         1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------
  Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
  Series A-3, 0.90% 1                                                          2,200,000      2,200,000
---------------------------------------------------------------------------------------------------------
  NYC GOB, Subseries B7, 0.90% 1                                               3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYC HDC MH RB, Monterey Project, Series A, 0.95% 1                           1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------
  NYC Health & Hospital Corp. RRB, Health System, Series A, 3%, 2/15/04        1,000,000      1,011,885
---------------------------------------------------------------------------------------------------------
  NYC IDA Civic Facility RB, Casa Project, 1.10% 1                             1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------
  NYC IDA RB, Planned Parenthood, 0.90% 1                                      3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYC MTAU BAN, 1.05%, 10/1/03                                                 3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYC MTAU Service Contract RRB, Series P, 5.75%, 7/1/03 2                     2,500,000      2,537,500
---------------------------------------------------------------------------------------------------------
  NYC Municipal Assistance Corp. RRB, Series I, AMBAC Insured,
  5.50%, 7/1/04                                                                  465,000        485,777
---------------------------------------------------------------------------------------------------------
  NYC MWFAU RB, Series 6, 1%, 7/17/03                                          3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYC Transitional FAU RB, MERLOT Series 2003 B35, 1.04% 1                     3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS DA RB, Columbia University, 1.05%, 9/2/03                                3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------
  NYS DA RB, Columbia University, Series B, 1.05%, 3/5/04 2                    3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS DA RB, Cornell University, Series A, 0.95% 1                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------
  NYS DA RB, MERLOT Series 2003 B30, FGIC Insured, 1.04% 1                     3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS DA RB, Rockefeller University, Series A2, 0.95% 1                        3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS DA RRB, Municipal Securities Trust Receipts-CMC1B, 1% 1                  1,300,000      1,300,000
---------------------------------------------------------------------------------------------------------
  NYS EFCPC RB, 1.05%, 8/15/03                                                 3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS ERDAUPC RRB, NYS Electric & Gas Corp., Series C, 0.95% 1                 2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------
  NYS GOUN, Series A, 1.50%, 10/9/03 2                                         1,900,000      1,900,000
---------------------------------------------------------------------------------------------------------
  NYS HFA MH RB, East 39 Street Housing, Series A, 1.10% 1                     3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------
  NYS LGAC RRB, SGMSTR Series 1997 SG99, AMBAC Insured, 0.98%, 4/1/11 2        1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------
  NYS MAG RB, Municipal Securities Trust Receipts-CMC1, 1.01% 1                2,800,000      2,800,000
---------------------------------------------------------------------------------------------------------
  NYS TWY RB, Highway & Bridge Trust Fund, MSTFC Series 2000 267,
  FSA Insured, 1% 1                                                            2,225,000      2,225,000
---------------------------------------------------------------------------------------------------------
  NYS TWY RB, Highway & Bridge Trust Fund, Series C, FGIC Insured,
  4.30%, 4/1/04                                                                  500,000        512,084
---------------------------------------------------------------------------------------------------------
  NYS TWY Service Contract RRB, Local Highway & Bridge, Series A,
  MBIA Insured, 6%, 1/1/04                                                       400,000        409,731
---------------------------------------------------------------------------------------------------------
  Oyster Bay, NY REF GOUN, MBIA Insured, 5.50%, 2/15/04                        1,000,000      1,028,400
---------------------------------------------------------------------------------------------------------
  Suffolk Cnty., NY GOUN, Public Improvement, Series A,
  MBIA Insured, 3%, 5/1/04                                                     1,755,000      1,782,973
---------------------------------------------------------------------------------------------------------
  Westchester, NY GOB, Series E, 2.50%, 12/15/03                               3,000,000      3,018,635
                                                                                            -------------
                                                                                             65,043,575


4 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

                                                                               Principal          Value
                                                                                  Amount     See Note 1
---------------------------------------------------------------------------------------------------------
  U.S. Possessions--3.0%
  PR CMWLTH HTAU RB, Putters Project-246, FSA Insured, 0.95% 1                $2,000,000     $2,000,000

---------------------------------------------------------------------------------------------------------
  Total Investments, at Value (Cost $67,043,575)                                    99.2%    67,043,575
---------------------------------------------------------------------------------------------------------
  Other Assets Net of Liabilities                                                    0.8        555,192
                                                                             ----------------------------
  Net Assets                                                                       100.0%   $67,598,767
                                                                             ============================


Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

BAN     Bond Anticipation Nts.
CMWLTH  Commonwealth
DA      Dormitory Authority
EFCPC   Environmental Facilities Corp. Pollution Control
ERDAUPC Energy Research & Development Authority Pollution Control
FAU     Finance Authority
GOB     General Obligation Bonds
GOUN    General Obligation Unlimited Nts.
HDC     Housing Development Corp.
HFA     Housing Finance Agency
HTAU    Highway & Transportation Authority
IDA     Industrial Development Agency
LGAC    Local Government Assistance Corp.
MAG     Mtg. Agency
MERLOT  Municipal Exempt Receipts Liquidity Option Tender
MH      Multifamily Housing
MSTFC   Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU    Metropolitan Transportation Authority
MWFAU   Municipal Water Finance Authority
NYC     New York City
NYS     New York State
RB      Revenue Bonds
REF     Refunding
RRB     Revenue Refunding Bonds
SGMSTR  Societe Generale, NY Branch Municipal Security Trust Receipts
TWY     Thruway/Tollway Authority/Agency

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.

See accompanying Notes to Financial Statements.


5  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003


-----------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $67,043,575)--see accompanying statement                   $67,043,575
-----------------------------------------------------------------------------------------------------
 Cash                                                                                       425,061
-----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                         616,851
 Interest                                                                                   312,534
 Other                                                                                        2,086
                                                                                       --------------
 Total assets                                                                            68,400,107

-----------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                     732,602
 Service plan fees                                                                           34,294
 Shareholder reports                                                                         12,366
 Dividends                                                                                    5,559
 Transfer and shareholder servicing agent fees                                                2,854
 Trustees' compensation                                                                         611
 Other                                                                                       13,054
                                                                                       --------------
 Total liabilities                                                                          801,340

-----------------------------------------------------------------------------------------------------
 Net Assets                                                                             $67,598,767
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                                        $67,598,767
-----------------------------------------------------------------------------------------------------
 Net Assets--applicable to 67,574,327 shares of beneficial interest outstanding         $67,598,767
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                     $1.00


 See accompanying Notes to Financial Statements.


6  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003


-----------------------------------------------------------------------------
 Investment Income

 Interest                                                          $939,990

-----------------------------------------------------------------------------
 Expenses

 Management fees                                                    360,604
-----------------------------------------------------------------------------
 Service plan fees                                                  143,135
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                       34,571
-----------------------------------------------------------------------------
 Shareholder reports                                                 18,759
-----------------------------------------------------------------------------
 Trustees' compensation                                               5,532
-----------------------------------------------------------------------------
 Custodian fees and expenses                                          3,103
-----------------------------------------------------------------------------
 Other                                                               24,255
                                                                   ----------
 Total expenses                                                     589,959
 Less reduction to custodian expenses                                (2,787)
 Less voluntary reimbursement of expenses                           (10,339)
                                                                   ----------
 Net expenses                                                       576,833

-----------------------------------------------------------------------------
 Net Investment Income                                              363,157

-----------------------------------------------------------------------------
 Net Realized Gain on Investments                                     9,490

-----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $372,647
                                                                   ==========


 See accompanying Notes to Financial Statements.

7  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF changes in net assets


 Year Ended June 30,                                                                 2003           2002
----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                        $   363,157    $   736,438
----------------------------------------------------------------------------------------------------------
 Net realized gain                                                                  9,490          8,633
                                                                              ----------------------------
 Net increase in net assets resulting from operations                             372,647        745,071

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                                            (363,157)      (728,821)
----------------------------------------------------------------------------------------------------------
 Distributions from net realized gain                                                --           (7,617)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net decrease in net assets resulting from beneficial interest transactions    (1,028,572)    (3,761,029)

----------------------------------------------------------------------------------------------------------
 Net Assets

 Total decrease                                                                (1,019,082)    (3,752,396)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                           68,617,849     72,370,245
                                                                              ----------------------------
 End of period                                                                $67,598,767    $68,617,849
                                                                              ============================


 See accompanying Notes to Financial Statements.


8  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS


   Year Ended June 30                                 2003           2002           2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

  Net asset value, beginning of period             $  1.00        $  1.00        $  1.00      $  1.00      $  1.00
-----------------------------------------------------------------------------------------------------------------------
  Income from investment operations--net
  investment income and net realized gain              .01            .01            .03          .03          .02
-----------------------------------------------------------------------------------------------------------------------
  Dividends and/or distributions to shareholders:
  Dividends from net investment income                (.01)          (.01)          (.03)        (.03)        (.02)
  Distributions from net realized gain                  --             -- 1           --           --           --
                                                   --------------------------------------------------------------------
  Total dividends and/or distributions
  to shareholders                                     (.01)          (.01)          (.03)        (.03)        (.02)
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                   $  1.00        $  1.00        $  1.00      $  1.00      $  1.00
                                                   ====================================================================

-----------------------------------------------------------------------------------------------------------------------
  Total Return 2                                      0.50%          0.96%          3.09%        2.92%        2.42%

-----------------------------------------------------------------------------------------------------------------------
  Ratios/Supplemental Data

  Net assets, end of period (in thousands)         $67,599        $68,618        $72,370      $55,963      $61,792
-----------------------------------------------------------------------------------------------------------------------
  Average net assets (in thousands)                $72,117        $76,925        $68,810      $61,033      $59,345
-----------------------------------------------------------------------------------------------------------------------
  Ratios to average net assets: 3
  Net investment income                               0.50%          0.96%          3.04%        2.84%        2.38%
  Expenses, gross                                     0.82%          0.84%          0.90%        0.92%        0.89%
  Expenses, net                                       0.80% 4,5      0.80% 4,5      0.82% 5      0.82% 5      0.80% 5,6


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of reduction to custodian expenses.

See accompanying Notes to Financial Statements.


9  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Security Credit Risk. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 Federal Taxes. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 Undistributed Net      Undistributed          Accumulated
                 Investment Income    Long-Term Gains    Loss Carryforward
                 ---------------------------------------------------------
                 $20,140                          $--                  $--

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

                 To (From)              From                            Net
                 Ordinary       Capital Gain     Tax Return      Investment
                 Income (Loss)      (Loss) 1     of Capital            Loss
                 ----------------------------------------------------------
                 $--                  $9,490            $--             $--

1. $9,490 was distributed in connection with Trust share redemptions.


10  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                                Year Ended     Year Ended
                                             June 30, 2003  June 30, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest distributions    $363,157       $728,821
                 Long-term capital gain                 --          7,617
                                                  -----------------------
                 Total                            $363,157       $736,438
                                                  =======================

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Year Ended June 30, 2003       Year Ended June 30, 2002
                                   Shares          Amount          Shares         Amount
-------------------------------------------------------------------------------------------
 Sold                         209,145,130   $ 209,145,130     198,007,710   $ 198,007,710
 Dividends and/or
 distributions reinvested         362,067         362,067         747,918         747,918
 Redeemed                    (210,535,769)   (210,535,769)   (202,516,657)   (202,516,657)
                             --------------------------------------------------------------
 Net decrease                  (1,028,572)  $  (1,028,572)     (3,761,029)  $  (3,761,029)
                             --------------------------------------------------------------


11  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year that they exceed 0.80% of the Trust's average annual net assets. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a $14.75 per account fee.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Service Plan (12b-1) Fees. The Trust has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. During the year ended June 30, 2003, the Trust paid $420 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.


12  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

INDEPENDENT AUDITORS' REPORT


--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Centennial New York Tax Exempt
 Trust:
 We have audited the accompanying statement of assets and liabilities of Centennial New York Tax Exempt Trust, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial New York Tax Exempt Trust as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003


13  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2003. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2003 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local laws, some or all of the dividends received may be taxable.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


14  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited


                                Principal Occupation(s) During Past 5 Years;
                                Other Trusteeships/Directorships Held by
Name, Position(s) Held with     Trustee; Number of Portfolios in Fund Complex
Trust, Length of Service, Age   Currently Overseen by Trustee

INDEPENDENT                     The address of each Trustee in the chart below
TRUSTEES                        is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Trustee serves for an
                                indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August
Chairman and Trustee            27, 2002) of the Board II Funds, President and a
(since 1989)                    director (until 1997) of the Manager and Vice
Age: 69                         Chairman (until January 2, 2002) of
                                OppenheimerFunds, Inc. (of which the Manager is a wholly-owned investment advisory subsidiary).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage
Vice Chairman (since 2003)      banking companies: Cherry Creek Mortgage Company
and Trustee (since 1999)        (since 1991), Centennial State Mortgage Company
Age: 66                         (since 1994), The El Paso Mortgage Company
                                (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), International Family
                                Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                 Formerly, Director and President of A.G. Edwards
Trustee (since 1993)            Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999) Mr. Bowen held the
Trustee (since 1997)            following positions: Senior Vice President (from
Age: 66                         September 1987) and Treasurer (from March 1985)
                                of OppenheimerFunds, Inc; Vice President (from
                                June 1983) and Treasurer (since March 1985) of
                                OppenheimerFunds Distributor, Inc. (a subsidiary of OppenheimerFunds, Inc., of which the Manager is an investment advisory subsidiary); Senior
                                Vice President (since February 1992), Treasurer
                                (since July 1991) Assistant Secretary and a director (since December 1991) of the Manager;
                                Vice President (since October 1989) and
                                Treasurer (since April 1986) of HarbourView
                                Asset Management Corporation (an investment advisory subsidiary of OppenheimerFunds, Inc.);
                                President, Treasurer and a director (June
                                1989-January 1990) of Centennial Capital
                                Corporation (a prior investment advisory subsidiary of OppenheimerFunds, Inc.); Vice
                                President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder
                                Services, Inc., and Vice President, Treasurer and Secretary (since November 1989) of
                                Shareholder Financial Services, Inc. (both are transfer agent subsidiaries of OppenheimerFunds,
                                Inc.); Assistant Treasurer (since March 1998) of


15  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued

George C. Bowen,                Oppenheimer Acquisition Corp. (OppenheimerFunds,
Continued                       Inc.'s parent holding company); Treasurer (since
                                November 1989) of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of OppenheimerFunds, Inc.); Vice President and
                                Treasurer (since July 1996) of Oppenheimer Real
                                Asset Management, Inc. (an investment advisory subsidiary of OppenheimerFunds, Inc.); Treasurer
                                (since October 1997) of OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (offshore fund management subsidiaries of OppenheimerFunds, Inc.). Oversees 42 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon,
Trustee (since 1999)            George Washington's home (since June 2000).
Age: 64                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky
Trustee (since 1990)            Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of OppenheimerFunds, Inc.;
                                President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                                Shareholders Services Inc. and Shareholder
                                Financials Services, Inc. (until October 1995).
                                Oversees 42 portfolios in the OppenheimerFunds complex.

Sam Freedman,                   Director of Colorado Uplift (a non-profit
Trustee (since 1996)            charity) (since September 1984). Formerly (until
Age: 62                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of OppenheimerFunds, Inc. Oversees 42 portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)            Funds and of MML Series Investment Fund
Age: 56                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 43 portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Director (since 2001) of Jones Knowledge, Inc.
Trustee (since 2002)            (a privately held company), U.S. Exploration,
Age: 58                         Inc., (since 1997), Colorado UpLIFT (a
                                non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 43 portfolios in the OppenheimerFunds complex.


16  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)            Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 42 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE              The address of Mr. Grabish in the chart below is
                                6803 S. Tucson Way, Centennial, CO 80112-3924.
                                Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

Richard F. Grabish,             Senior Vice President, Assistant Director of
Trustee (since 2001)            Sales and Marketing (since March 1997), and
Age: 54                         Manager of Private Client Services (since June
                                1985) for A.G. Edwards & Sons, Inc.
                                (broker/dealer and investment firm). Chairman and Chief Executive Officer (since March 2001) of A.G. Edwards Trust Company; Director (since
                                March 1988) of A.G. Edwards & Sons, Inc.
                                Formerly (until March 1987) President and Vice
                                Chairman of A.G. Edwards Trust Company. Oversees
                                6 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack, 498 Seventh Avenue, New York, NY 10018, for Messrs. Carbuto and Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                 Director (since November 2001) of the Manager;
President (since 2001)          Chairman, Chief Executive Officer and director
Age: 53                         (since June 2001) and President (since September
                                2000) of OppenheimerFunds, Inc.; President and a trustee or director of other Oppenheimer funds;
                                President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
                                Partnership Holdings, Inc.; a director (since
                                November 2001) of OppenheimerFunds Distributor,
                                Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                Financial Services, Inc.; President and a director (since July 2001) of OppenheimerFunds
                                Legacy Program (a charitable trust program established by OppenheimerFunds, Inc.); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                Institutional Asset Management, Inc. (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2002); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of OppenheimerFunds, Inc.); Executive Vice
                                President (since February 1997) of Massachusetts
                                Mutual Life Insurance Company (OppenheimerFunds,
                                Inc.'s parent company); a director (since June
                                1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson &
                                Company, Inc.); formerly Chief Operating Officer
                                (September 2000-June 2001) of OppenheimerFunds,
                                Inc.; President and trustee (November
                                1999-November 2001) of MML Series Investment
                                Fund and


17  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  Unaudited / Continued

John V. Murphy,                 MassMutual Institutional Funds (open-end
Continued                       investment companies); a director (September
                                1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay
                                State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and
                                Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp). An officer of 90 portfolios in the OppenheimerFunds complex.

Michael A. Carbuto,             Vice President (since May 1988) of
Vice President (since 1990)     OppenheimerFunds, Inc.; an officer of 3
Age: 47                         portfolios in the OppenheimerFunds complex;
                                formerly Vice President of the Distributor (May
                                1988 - September 1999).

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of OppenheimerFunds, Inc.; Treasurer
Age: 43                         (since March 1999) of HarbourView Asset
                                Management Corporation, Shareholder Services,
                                Inc., Oppenheimer Real Asset Management Corpora-tion, Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000), offshore fund management subsidiaries of OppenheimerFunds, Inc., and OFI Institutional
                                Asset Management, Inc. (since November 2000), an investment advisory subsidiary of
                                OppenheimerFunds, Inc.; Treasurer and Chief
                                Financial Officer (since May 2000) of
                                Oppenheimer Trust Company, a trust company subsidiary of OppenheimerFunds, Inc.; Assistant
                                Treasurer (since March 1999) of Oppenheimer
                                Acquisition Corp. and OppenheimerFunds Legacy
                                Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March
                                1999), Bankers Trust Company-Mutual Fund
                                Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 General Counsel (since November 2001) of the
Vice President and Secretary    Manager; Senior Vice President (since May 1985)
(since 2001)                    and General Counsel (since February 2002) of
Age: 54                         OppenheimerFunds, Inc.; General Counsel and a
                                director (since November 2001) of
                                OppenheimerFunds Distributor, Inc.; Senior Vice
                                President and General Counsel (since November
                                2001) of HarbourView Asset Management
                                Corporation; Vice President and a director
                                (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General
                                Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                Financial Services, Inc., OFI Private
                                Investments, Inc., Oppenheimer Trust Company and
                                OFI Institutional Asset Management, Inc.; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of
                                OppenheimerFunds, Inc.; Assistant Secretary of
                                Shareholder Services, Inc. (May 1985-November
                                2001), Shareholder Financial Services, Inc.
                                (November 1989-November 2001); OppenheimerFunds
                                International Ltd. and Oppenheimer Millennium
                                Funds plc (October 1997-November 2001). An officer of 90 portfolios in the OppenheimerFunds complex.


The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and is available without charge upon request.

18  |  CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)